BUSINESS COMBINATIONS - Acquisition of PointSource (Details) $ in Thousands	Jun. 01, 2017 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 USD ($)	Feb. 22, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 02, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 23, 2016	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees									40
Total consideration paid net of cash and cash equivalents acquired					$ 19,149			$ 16,584		$ 10,569
Cash transferred					$ 21,300			$ 19,525		$ 10,726
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Number of employees	97
Total consideration paid net of cash and cash equivalents acquired	$ 28,629
Cash transferred	15,500					$ 12,400	$ 3,100
Contingent consideration	9,373	$ 4,525	$ 4,275	$ 2,206
Working capital adjustment	$ 3,756